aa

AVDR US LARGECAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7%
	Consumer Discretionary - 15.9%
95	Amazon.com, Inc.(a)	$ 291,770
83	Best Buy Company, Inc.	8,021
47	Hasbro, Inc.	4,561
226	Lowe's Companies, Inc.	49,960
106	Marriott International, Inc., Class A(a)	18,035
		372,347
	Consumer Staples - 13.7%
181	Archer-Daniels-Midland Company	14,199
273	Colgate-Palmolive Company	21,007
67	Hershey Company (The)	13,551
239	Kroger Company (The)	11,185
445	PepsiCo, Inc.	72,865
514	Philip Morris International, Inc.	51,950
161	Target Corporation	32,163
757	Walmart, Inc.	102,317
		319,237
	Energy - 4.8%
627	Chevron Corporation	90,288
297	Halliburton Company	9,958
734	Kinder Morgan, Inc.	12,772
		113,018
	Financials - 11.1%
2,013	Bank of America Corporation	88,974
643	Citigroup, Inc.	38,085
109	Goldman Sachs Group, Inc. (The)	37,201
605	JPMorgan Chase & Company	85,789
119	State Street Corporation	10,154
		260,203
	Health Care - 14.2%
565	AbbVie, Inc.	83,490
98	Agilent Technologies, Inc.	12,775
78	Anthem, Inc.	35,244
425	CVS Health Corporation	44,052
41	Humana, Inc.	17,807

AVDR US LARGECAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	Health Care - 14.2% (Continued)
845	Johnson & Johnson	$ 139,062
		332,430
	Industrials - 2.3%
186	3M Company	27,649
24	United Rentals, Inc.(a)	7,719
135	Waste Management, Inc.	19,494
		54,862
	Materials - 2.8%
73	Air Products and Chemicals, Inc.	17,250
63	Alcoa Corporation	4,746
477	Freeport-McMoRan, Inc.	22,396
260	Newmont Corporation	17,212
33	Owens Corning	3,075
		64,679
	Real Estate - 2.0%
109	CBRE Group, Inc., Class A(a)	10,557
239	Prologis, Inc.	34,858
		45,415
	Technology - 32.1%
153	Adobe, Inc.(a)	71,555
136	Automatic Data Processing, Inc.	27,803
90	Cadence Design Systems, Inc.(a)	13,629
360	HP, Inc.	12,370
1,323	Intel Corporation	63,107
105	Juniper Networks, Inc.	3,548
46	Leidos Holdings, Inc.	4,685
996	Microsoft Corporation	297,594
802	NVIDIA Corporation	195,567
298	Texas Instruments, Inc.	50,657
53	Verisk Analytics, Inc.	9,399
		749,914
	Utilities - 0.8%
123	Edison International	7,801

AVDR US LARGECAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	Utilities - 0.8% (Continued)
174	Xcel Energy, Inc.	$ 11,715
		19,516

	TOTAL COMMON STOCKS (Cost $2,422,472)	2,331,621

	TOTAL INVESTMENTS - 99.7% (Cost $2,422,472)	$ 2,331,621
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	5,947
	NET ASSETS - 100.0%	$ 2,337,568

(a)	Non-income producing security.

AVDR US LARGECAP LEADING ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8%
	Communications - 10.6%
268	Alphabet, Inc., Class C(a)	$ 723,015
15,117	Fox Corporation, Class A	632,344
3,131	Meta Platforms, Inc., Class A(a)	660,735
1,794	Netflix, Inc.(a)	707,769
4,760	Walt Disney Company (The)(a)	706,670
		3,430,533
	Consumer Discretionary - 6.2%
2,847	Advance Auto Parts, Inc.	582,155
241	Amazon.com, Inc.(a)	740,174
4,167	Marriott International, Inc., Class A(a)	708,973
		2,031,302
	Consumer Staples - 10.3%
1,311	Costco Wholesale Corporation	680,737
7,066	McCormick & Company, Inc.	672,471
4,584	Procter & Gamble Company (The)	714,600
3,269	Target Corporation	653,048
4,734	Walmart, Inc.	639,847
		3,360,703
	Energy - 4.1%
40,491	Kinder Morgan, Inc.	704,544
9,754	ONEOK, Inc.	636,936
		1,341,480
	Financials - 13.9%
5,832	Allstate Corporation (The)	713,604
14,926	Bank of America Corporation	659,729
827	BlackRock, Inc.	615,197
3,520	Chubb Ltd.	716,813
2,449	Everest Re Group Ltd.	730,340
1,761	Goldman Sachs Group, Inc. (The)	601,012
3,466	JPMorgan Chase & Company	491,479
		4,528,174
	Health Care - 9.6%
4,840	Abbott Laboratories	583,801
1,230	Anthem, Inc.	555,776

AVDR US LARGECAP LEADING ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	Health Care - 9.6% (Continued)
1,014	Bio-Rad Laboratories, Inc., Class A(a)	$ 634,723
6,815	CVS Health Corporation	706,374
3,562	PerkinElmer, Inc.	639,771
		3,120,445
	Industrials - 6.0%
1,513	Roper Technologies, Inc.	678,157
3,370	United Parcel Service, Inc., Class B	709,115
3,920	Waste Management, Inc.	566,048
		1,953,320
	Materials - 3.7%
12,562	Freeport-McMoRan, Inc.	589,786
9,089	Sealed Air Corporation	610,144
		1,199,930
	Real Estate - 1.6%
5,918	Equity Residential	504,805

	Technology - 29.8%
3,939	Apple, Inc.	650,408
2,931	Automatic Data Processing, Inc.	599,214
4,555	Cadence Design Systems, Inc.(a)	689,764
3,686	CDW Corporation/DE	635,688
7,890	Cerner Corporation	735,742
2,837	Equifax, Inc.	619,431
2,303	Gartner, Inc.(a)	645,806
1,281	Intuit, Inc.	607,668
21,205	Juniper Networks, Inc.	716,517
6,486	Micron Technology, Inc.	576,346
2,063	Microsoft Corporation	616,404
3,218	Motorola Solutions, Inc.	709,344
7,959	NetApp, Inc.	623,826
2,878	NVIDIA Corporation	701,800
7,203	Oracle Corporation	547,212
		9,675,170

AVDR US LARGECAP LEADING ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	Utilities - 4.0%
15,431	NRG Energy, Inc.	$ 583,909
10,750	Xcel Energy, Inc.	723,798
		1,307,707

	TOTAL COMMON STOCKS (Cost $33,432,824)	32,453,569

	TOTAL INVESTMENTS - 99.8% (Cost $33,432,824)	$ 32,453,569
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	63,644
	NET ASSETS - 100.0%	$ 32,517,213

LTD	- Limited Company

(a)	Non-income producing security.